Property, construction in process and equipment, Construction in Process (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 MXN ($) key	Dec. 31, 2025 MXN ($) Condominium Room key	Dec. 31, 2024 MXN ($)
Maximum [Member]
Construction in process [Abstract]
Room capacity | key		400
GIC I [Member]
Construction in process [Abstract]
Number of rooms under construction | Room		616
Number of keys, construction completed and operation | key		400
Number of condominiums | Condominium		324
Construction in process | $	$ 259,991,882	$ 259,991,882	$ 1,296,109,229
Capitalization of borrowing cost | $		$ 0	$ 303,443,168
Capitalization rate			100.00%
GIC I [Member] | Maximum [Member]
Construction in process [Abstract]
Number of rooms under construction | Room		616
GIC I [Member] | Plan [Member]
Construction in process [Abstract]
Number of expected rooms construction to be completed | key	166
GIC II [Member]
Construction in process [Abstract]
Number of condominiums | Condominium		1,254
Construction cost | $	$ 4,662,698	$ 4,662,698	$ 6,014,159
Insurgentes Hotel [Member]
Construction in process [Abstract]
Number of individual hotels | Room		2
Room capacity | Room		396
Construction cost | $	$ 16,320,098	$ 16,320,098	$ 0